Net Loss Per Share (Schedule of Computation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss		$ 28,028	$ (2,176)	$ (1,506)	$ 1,080	$ (3,844)	$ 3,448	$ 1,495	$ (795)	$ 25,426	[1],[2],[3]	$ 304	[1],[2],[3]	$ 3,964	[1],[2],[3]
Net weighted-average number of common stock shares outstanding	[1]									18,512		18,272		18,008
Net income per share-basic (in usd per share)		$ 1.50	$ (0.12)	$ (0.08)	$ 0.06	$ (0.21)	$ 0.19	$ 0.08	$ (0.04)	$ 1.37	[1]	$ 0.02	[1]	$ 0.22	[1]
Weighted average number of options										535		42		78
Total common stock shares used in per share calculation	[1]									19,047		18,314		18,086
Net income per share-diluted (in usd per share)		$ 1.47	$ (0.12)	$ (0.08)	$ 0.06	$ (0.21)	$ 0.19	$ 0.08	$ (0.04)	$ 1.33	[1]	$ 0.02	[1]	$ 0.22	[1]

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method